Segment Information - Schedule of Revenue by Market (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Market [Line Items]
Total revenue		$ 99,304,526	$ 78,093,405	$ 41,380,440
KSA [Member[
Schedule of Revenue by Market [Line Items]
Total revenue		30,252,825	24,939,060	9,655,639
UAE [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		20,834,812	14,454,073	11,830,985
Egypt [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		15,619,215	12,004,685	9,327,477
Qatar [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		5,303,508	6,282,966	713,111
Kuwait [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		8,568,448	5,936,379	1,265,485
Lebanon [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		4,602,799	3,062,121	3,456,823
Jordan [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		1,514,526	1,500,964	1,227,705
Others [Member]
Schedule of Revenue by Market [Line Items]
Total revenue	[1]	$ 12,608,393	$ 9,913,157	$ 3,903,215

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.